Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares of no par value (in Dollars per share)
Ordinary shares, authorized	40,000,000,000	20,000,000,000
Ordinary shares, issued	3,411,983,584	1,857,169,984
Ordinary shares, outstanding	3,411,983,584	1,857,169,984
Preferred shares, par value (in Dollars per share)
Preferred shares, authorized	1,000	0
Preferred shares, issued	1,000	0
Preferred shares, outstanding	1,000	0
Preferred shares, redemption amount (in Dollars)		$ 34,000